SHARE WARRANT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2023	December 31, 2022

Exercise price ($)	5.66	5.66
Share price ($)	1.91	2.24
Volatility (%)	57%	43%
Risk-free interest rate (%)	4.30%	3.38%
Expected warrant life (years)	4.75	5.50
The fair value of the public warrants was determined using their market trading price as follows:

	September 30, 2023	December 31, 2022
Warrant price ($)	0.15	0.45
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	September 30, 2023	December 31, 2022
Warrant price ($)	0.52	0.70

Explanation of Significant Changes in Contract Assets and Share Warrant Obligation
The Group has recognized the following contract asset and share warrant obligation:

	September 30, 2023	December 31, 2022
	$	$
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	23,452	(902,409)
Ending Balance	13,234,458	13,211,006

Share warrant obligation
Beginning Balance	2,172,269	30,871,444
Fair value adjustment	332,483	(28,281,579)
Foreign currency translation adjustment	(39,147)	(417,596)
Ending Balance	2,465,605	2,172,269

Disclosure of Fair Value of Private Warrants
The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2023	December 31, 2022

Exercise price ($)	11.50	11.50
Share price ($)	1.91	2.24
Volatility (%)	53%	50%
Risk-free interest rate (%)	4.74%	3.68%
Expected warrant life (years)	2.58	3.33
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	January 17, 2023	December 16, 2022

Exercise price ($)	2.80	2.80
Share price ($)	2.49	2.54
Volatility (%)	45%	44%
Risk-free interest rate (%)	2.95%	3.07%
Expected warrant life (years)	5.00	5.00
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2023	July 19, 2023

Exercise price (CA$)	2.81	2.81
Share price (CA$)	2.58	2.78
Volatility (%)	57%	57%
Risk-free interest rate (%)	4.29%	3.76%
Expected warrant life (years)	4.79	5.00

Disclosure of Warrant Obligations
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(4,598,757)	(540,332)	(5,139,089)
Foreign currency translation adjustment	3,905	(9,893)	(5,988)
Balance at September 30, 2023	2,480,915	364,656	2,845,571
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.2 Warrants issued as part of the business combination transaction (continued)

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2022	42,961,675	32,392,815	75,354,490
Fair value adjustment	(35,011,131)	(31,200,119)	(66,211,250)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(874,429)	(277,815)	(1,152,244)
Balance at December 31, 2022	7,075,767	914,881	7,990,648
The Group has recognized the following warrant obligation:

	September 30, 2023	December 31, 2022
	$	$
Beginning balance	13,080,646	19,913,196
Additions	2,907,226	—
Fair value adjustment	(4,375,695)	(6,975,357)
Foreign currency translation adjustment	(226,385)	142,807
Ending balance	11,385,792	13,080,646
The Group has recognized the following warrant obligation:

September 30, 2023
$
Beginning balance at July 19, 2023	24,767,843
Fair value adjustment	(2,728,508)
Foreign currency translation adjustment	(607,567)
Ending balance	21,431,768